Investment Portfolioas of March 31, 2023 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 98.3%
Australia 5.8%
BHP Group Ltd.	50,845	1,611,995
BlueScope Steel Ltd.	87,406	1,185,609
Sonic Healthcare Ltd.	62,794	1,470,728
(Cost $3,987,636)		4,268,332
Austria 0.8%
OMV AG (Cost $754,903)	13,332	613,402
Belgium 1.8%
UCB SA (Cost $1,634,402)	14,351	1,284,428
Denmark 1.5%
AP Moller - Maersk AS "B" (Cost $1,026,966)	615	1,116,360
Finland 2.5%
Nokia Oyj (Cost $1,588,559)	371,036	1,819,235
France 13.0%
BNP Paribas SA	35,441	2,121,232
Cie de Saint-Gobain	5,774	328,515
Cie Generale des Etablissements Michelin SCA	11,520	352,185
Credit Agricole SA	123,859	1,396,976
Kering SA	2,204	1,433,948
Sanofi	11,023	1,198,002
Societe Generale SA	39,398	888,414
Television Francaise 1	163,505	1,443,064
TotalEnergies SE	6,948	410,294
(Cost $8,591,207)		9,572,630
Germany 6.8%
Bayer AG (Registered)	22,178	1,414,992
Brenntag SE	18,518	1,394,061
Deutsche Post AG (Registered)	14,803	693,789
Infineon Technologies AG	25,052	1,027,137
K&S AG (Registered)	7,716	164,313
Salzgitter AG	6,902	273,419
(Cost $4,083,055)		4,967,711
Ireland 1.1%
CRH PLC (Cost $526,251)	15,306	772,946
Italy 1.1%
Intesa Sanpaolo SpA	156,495	401,859
UniCredit SpA	21,722	409,640
(Cost $558,634)		811,499

Japan 25.5%
Advantest Corp.	6,300	581,386
Chugai Pharmaceutical Co., Ltd.	7,700	190,285
Fujitsu Ltd.	5,600	755,586
ITOCHU Corp.	27,800	905,679
Kyocera Corp.	50,100	2,613,256
Mitsubishi UFJ Financial Group, Inc.	108,500	695,154
Murata Manufacturing Co., Ltd.	11,100	675,908
Nintendo Co., Ltd.	39,400	1,525,947
Nitto Denko Corp.	9,500	614,487
Ono Pharmaceutical Co., Ltd.	76,600	1,598,564
Sekisui House Ltd.	97,900	1,995,394
Shin-Etsu Chemical Co., Ltd.	67,045	2,172,602
Shionogi & Co., Ltd.	4,800	217,223
Sony Group Corp.	14,400	1,310,574
Sumitomo Metal Mining Co., Ltd.	11,200	428,539
Sumitomo Mitsui Financial Group, Inc.	34,456	1,378,345
Takeda Pharmaceutical Co., Ltd.	33,200	1,089,943
(Cost $17,814,086)		18,748,872
Luxembourg 0.7%
ArcelorMittal SA (Cost $524,249)	16,460	495,759
Netherlands 1.8%
Randstad NV (a) (Cost $1,179,366)	22,609	1,337,926
New Zealand 0.3%
Fletcher Building Ltd. (Cost $244,485)	80,545	220,686
Norway 1.7%
Equinor ASA (Cost $1,334,636)	43,397	1,239,204
Singapore 1.2%
Venture Corp., Ltd. (Cost $837,846)	68,800	916,453
Spain 1.6%
Banco Santander SA (Cost $953,470)	318,200	1,184,334
Switzerland 16.9%
Glencore PLC*	177,739	1,018,398
Holcim AG	27,288	1,755,797
Kuehne & Nagel International AG (Registered)	5,615	1,673,215
Logitech International SA (Registered)	15,360	889,791
Novartis AG (Registered)	34,287	3,138,294
Roche Holding AG (Genusschein)	5,504	1,571,976
STMicroelectronics NV	44,509	2,364,575
(Cost $11,393,702)		12,412,046
United Kingdom 14.2%
Anglo American PLC	4,083	135,045
BP PLC	386,061	2,439,765
British American Tobacco PLC	45,656	1,600,361
Ferguson PLC	6,773	899,467
GSK PLC	34,735	613,720
Imperial Brands PLC	53,346	1,225,571
ITV PLC	962,093	983,619
Johnson Matthey PLC	6,869	168,434

Kingfisher PLC	194,305	627,409
Lloyds Banking Group PLC	1,406,491	826,965
Mondi PLC	9,738	154,665
Taylor Wimpey PLC	303,819	447,337
Tesco PLC	91,253	299,019
(Cost $9,722,254)		10,421,377
Total Common Stocks (Cost $66,755,707)		72,203,200

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c) (Cost $1,393,727)	1,393,727	1,393,727

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.78% (b) (Cost $457,811)	457,811	457,811

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,607,245)	100.8	74,054,738
Other Assets and Liabilities, Net	(0.8)	(580,886)
Net Assets	100.0	73,473,852
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (b) (c)
475,495	918,232 (d)	—	—	—	1,927	—	1,393,727	1,393,727
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.78% (b)
156,136	2,837,592	2,535,917	—	—	2,190	—	457,811	457,811
631,631	3,755,824	2,535,917	—	—	4,117	—	1,851,538	1,851,538

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $1,324,493, which is 1.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

At March 31, 2023 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Health Care	13,788,155	19%
Information Technology	11,643,327	16%
Materials	10,952,008	15%
Financials	9,302,919	13%
Industrials	8,569,698	12%
Consumer Discretionary	6,166,847	9%
Energy	4,702,665	7%
Communication Services	3,952,630	5%
Consumer Staples	3,124,951	4%
Total	72,203,200	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,268,332	$—	$4,268,332
Austria	—	613,402	—	613,402
Belgium	—	1,284,428	—	1,284,428
Denmark	—	1,116,360	—	1,116,360
Finland	—	1,819,235	—	1,819,235
France	—	9,572,630	—	9,572,630
Germany	—	4,967,711	—	4,967,711
Ireland	—	772,946	—	772,946
Italy	—	811,499	—	811,499
Japan	—	18,748,872	—	18,748,872
Luxembourg	—	495,759	—	495,759
Netherlands	—	1,337,926	—	1,337,926
New Zealand	—	220,686	—	220,686
Norway	—	1,239,204	—	1,239,204
Singapore	—	916,453	—	916,453
Spain	—	1,184,334	—	1,184,334
Switzerland	—	12,412,046	—	12,412,046
United Kingdom	—	10,421,377	—	10,421,377
Short-Term Investments (a)	1,851,538	—	—	1,851,538
Total	$1,851,538	$72,203,200	$—	$74,054,738

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH1
R-080548-2 (1/25)